SHARE-BASED COMPENSATION - Share based compensation expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 4,909,573	$ 7,271,700	$ 10,520,282
Research and development expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	3,313,833	4,860,548	7,227,298
Administrative expenses
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 1,595,740	$ 2,411,152	$ 3,292,984